UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22338

Legg Mason Global Asset Management Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: September 30

Date of reporting period: December 31, 2016

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

QS INTERNATIONAL EQUITY FUND

FORM N-Q

DECEMBER 31, 2016

QS INTERNATIONAL EQUITY FUND

Schedule of investments (unaudited)	December 31, 2016

SECURITY	SHARES	VALUE
COMMON STOCKS - 98.0%
CONSUMER DISCRETIONARY - 11.6%
Auto Components - 1.6%
Compagnie Generale des Etablissements Michelin	14,186	$1,577,891	(a)
Linamar Corp.	20,900	898,016
Stanley Electric Co., Ltd.	52,300	1,425,588	(a)
Valeo SA	28,809	1,655,354	(a)

Total Auto Components		5,556,849

Automobiles - 4.0%
Fiat Chrysler Automobiles NV	144,456	1,312,128	(a)
Fuji Heavy Industries Ltd.	59,900	2,436,508	(a)
Mazda Motor Corp.	69,349	1,126,410	(a)
Nissan Motor Co., Ltd.	149,600	1,500,863	(a)
Peugeot SA	78,900	1,286,244	*(a)
Renault SA	17,924	1,593,764	(a)
Suzuki Motor Corp.	38,400	1,347,951	(a)
Toyota Motor Corp.	53,775	3,139,356	(a)

Total Automobiles		13,743,224

Hotels, Restaurants & Leisure - 1.4%
Aristocrat Leisure Ltd.	109,674	1,223,716	(a)
Kindred Group PLC	82,078	769,674	(a)
Restaurant Brands International Inc.	21,400	1,019,275
Sodexo SA	15,674	1,801,132	(a)

Total Hotels, Restaurants & Leisure		4,813,797

Household Durables - 2.4%
Electrolux AB, Class B Shares	45,100	1,119,775	(a)
Haseko Corp.	101,900	1,031,386	(a)
Iida Group Holdings Co., Ltd.	97,900	1,853,414	(a)
Persimmon PLC	51,248	1,118,283	(a)
Sony Corp.	66,200	1,839,770	(a)
Taylor Wimpey PLC	634,710	1,192,020	(a)

Total Household Durables		8,154,648

Internet & Direct Marketing Retail - 0.3%
Start Today Co., Ltd.	63,000	1,080,886	(a)

Leisure Products - 0.9%
Bandai Namco Holdings Inc.	65,700	1,808,638	(a)
Sega Sammy Holdings Inc.	76,400	1,134,427	(a)

Total Leisure Products		2,943,065

Media - 0.6%
Mediaset Espana Comunicacion SA	108,204	1,269,652	(a)
Mediaset SpA	225,892	976,260	(a)

Total Media		2,245,912

Multiline Retail - 0.4%
Dollarama Inc.	17,800	1,304,259

TOTAL CONSUMER DISCRETIONARY		39,842,640

CONSUMER STAPLES - 10.2%
Beverages - 1.6%
Anheuser-Busch InBev SA/NV	16,815	1,775,782	(a)
Asahi Group Holdings Ltd.	36,000	1,135,067	(a)
Diageo PLC	98,299	2,543,102	(a)

Total Beverages		5,453,951

Food & Staples Retailing - 2.1%
Booker Group PLC	343,753	741,621	(a)
E-MART Inc.	5,419	819,882	*(a)
George Weston Ltd.	10,700	905,235
Matsumotokiyoshi Holdings Co., Ltd.	20,200	992,231	(a)

See Notes to Schedule of Investments.

QS INTERNATIONAL EQUITY FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2016

SECURITY	SHARES	VALUE
Food & Staples Retailing - (continued)
Metro Inc.	35,328	$1,056,696
Tesco PLC	455,756	1,160,119	*(a)
William Morrison Supermarkets PLC	510,121	1,449,201	(a)

Total Food & Staples Retailing		7,124,985

Food Products - 2.6%
MEIJI Holdings Co., Ltd.	14,200	1,113,957	(a)
Nestle SA, Registered Shares	78,500	5,630,498	(a)
NH Foods Ltd.	50,000	1,349,902	(a)
Nichirei Corp.	43,100	891,820	(a)

Total Food Products		8,986,177

Household Products - 1.1%
Lion Corp.	63,000	1,032,635	(a)
Reckitt Benckiser Group PLC	29,694	2,510,161	(a)

Total Household Products		3,542,796

Personal Products - 0.6%
Unilever NV, CVA	52,697	2,165,826	(a)

Tobacco - 2.2%
British American Tobacco PLC	69,767	3,961,294	(a)
Imperial Brands PLC	57,723	2,511,050	(a)
Swedish Match AB	32,700	1,038,896	(a)

Total Tobacco		7,511,240

TOTAL CONSUMER STAPLES		34,784,975

ENERGY - 6.2%
Energy Equipment & Services - 1.0%
John Wood Group PLC	88,881	956,989	(a)
Petrofac Ltd.	73,538	785,890	(a)
Subsea 7 SA	126,790	1,602,686	*(a)

Total Energy Equipment & Services		3,345,565

Oil, Gas & Consumable Fuels - 5.2%
BP PLC	494,984	3,075,579	(a)
Indian Oil Corp., Ltd.	326,602	1,549,944	(a)
JX Holdings Inc.	386,800	1,631,079	(a)
Repsol SA	100,436	1,412,681	(a)
Rosneft Oil Co. PJSC, Registered Shares, GDR	175,601	1,138,663	(a)
Royal Dutch Shell PLC, Class A Shares	163,172	4,435,319	(a)
Royal Dutch Shell PLC, Class B Shares	49,931	1,424,822	(a)
SK Innovation Co., Ltd.	14,721	1,775,287	(a)
Total SA	28,659	1,462,977	(a)

Total Oil, Gas & Consumable Fuels		17,906,351

TOTAL ENERGY		21,251,916

FINANCIALS - 20.8%
Banks - 11.5%
Banco Bilbao Vizcaya Argentaria SA	311,567	2,101,930	(a)
Banco Santander SA	181,194	945,875	(a)
Bank Hapoalim B.M.	278,000	1,650,275	(a)
Bank Leumi Le-Israel	358,274	1,472,385	*(a)
BNP Paribas SA	48,388	3,082,383	(a)
BPER Banca	168,826	898,148	(a)
CaixaBank SA	357,542	1,181,113	(a)
Canadian Imperial Bank of Commerce	11,700	954,718
Commonwealth Bank of Australia	24,762	1,468,663	(a)
Hachijuni Bank Ltd.	152,000	878,932	(a)
Hokuhoku Financial Group Inc.	52,100	896,290	(a)
HSBC Holdings PLC	612,120	4,949,374	(a)
ING Groep NV	122,438	1,723,061	(a)
KBC Group NV	26,870	1,663,209	(a)
Mitsubishi UFJ Financial Group Inc.	551,000	3,387,529	(a)

See Notes to Schedule of Investments.

QS INTERNATIONAL EQUITY FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2016

SECURITY	SHARES	VALUE
Banks - (continued)
Mizuho Financial Group Inc.	1,431,800	$2,563,326	(a)
Resona Holdings Inc.	283,700	1,460,136	(a)
Skandinaviska Enskilda Banken AB, Class A Shares	127,407	1,336,062	(a)
Societe Generale SA	58,583	2,875,878	(a)
UniCredit SpA	485,941	1,396,976	(a)
Westpac Banking Corp.	45,104	1,056,607	(a)
Woori Bank	125,346	1,320,618	(a)

Total Banks		39,263,488

Capital Markets - 0.5%
3i Group PLC	196,200	1,704,390	(a)

Diversified Financial Services - 0.7%
Exor NV	24,236	1,045,209	(a)
ORIX Corp.	90,700	1,405,172	(a)

Total Diversified Financial Services		2,450,381

Insurance - 8.1%
Ageas	21,640	856,403	(a)
Allianz SE, Registered Shares	13,307	2,199,689	(a)
Aviva PLC	220,950	1,318,432	(a)
AXA SA	54,241	1,368,712	(a)
Beazley PLC	183,585	875,535	(a)
Direct Line Insurance Group PLC	296,537	1,344,869	(a)
Industrial Alliance Insurance and Financial Services Inc.	31,900	1,268,492
MS&AD Insurance Group Holdings Inc.	50,800	1,569,546	(a)
Muenchener Rueckversicherungs-Gesellschaft AG (MunichRe), Registered Shares	9,054	1,712,404	(a)
NN Group NV	41,367	1,400,800	(a)
Phoenix Group Holdings	128,419	1,161,849	(a)
Poste Italiane SpA	120,585	799,918	(a)
SCOR SE	50,201	1,734,261	(a)
Sompo Holdings Inc.	55,500	1,874,077	(a)
Sony Financial Holdings Inc.	58,100	900,544	(a)
Standard Life PLC	276,277	1,259,648	(a)
Sun Life Financial Inc.	26,900	1,032,805
Swiss Re AG	22,163	2,099,744	(a)
Tokio Marine Holdings Inc.	30,600	1,251,250	(a)
Zurich Insurance Group AG	6,118	1,680,379	*(a)

Total Insurance		27,709,357

TOTAL FINANCIALS		71,127,616

HEALTH CARE - 11.1%
Biotechnology - 1.0%
Actelion Ltd., Registered Shares	11,517	2,489,374	*(a)
Shire PLC	14,029	794,970	(a)

Total Biotechnology		3,284,344

Health Care Equipment & Supplies - 1.1%
Cochlear Ltd.	9,343	824,789	(a)
Hoya Corp.	43,200	1,810,588	(a)
Straumann Holding AG, Registered Shares	3,354	1,307,614	(a)

Total Health Care Equipment & Supplies		3,942,991

Health Care Providers & Services - 0.6%
Miraca Holdings Inc.	24,000	1,074,912	(a)
Suzuken Co., Ltd.	31,000	1,011,172	(a)

Total Health Care Providers & Services		2,086,084

Life Sciences Tools & Services - 1.1%
ICON PLC	18,324	1,377,965	*
Lonza Group AG, Registered Shares	13,643	2,358,651	*(a)

Total Life Sciences Tools & Services		3,736,616

See Notes to Schedule of Investments.

QS INTERNATIONAL EQUITY FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2016

SECURITY	SHARES	VALUE
Pharmaceuticals - 7.3%
Astellas Pharma Inc.	60,800	$842,761	(a)
AstraZeneca PLC	22,668	1,229,360	(a)
Bayer AG, Registered Shares	29,343	3,061,237	(a)
Daiichi Sankyo Co., Ltd.	48,900	998,683	(a)
GlaxoSmithKline PLC	75,708	1,445,808	(a)
Mitsubishi Tanabe Pharma Corp.	50,300	985,295	(a)
Novartis AG, Registered Shares	49,695	3,614,747	(a)
Novo Nordisk A/S, Class B Shares	38,687	1,389,618	(a)
Orion OYJ, Class B Shares	23,517	1,046,683	(a)
Recordati SpA	29,683	840,758	(a)
Roche Holding AG	15,455	3,521,471	(a)
Sanofi	33,295	2,692,762	(a)
Shionogi & Co., Ltd.	43,000	2,051,750	(a)
UCB SA	17,603	1,126,733	(a)

Total Pharmaceuticals		24,847,666

TOTAL HEALTH CARE		37,897,701

INDUSTRIALS - 13.6%
Aerospace & Defense - 0.9%
Safran SA	19,247	1,385,734	(a)
Thales SA	15,374	1,489,647	(a)

Total Aerospace & Defense		2,875,381

Building Products - 0.8%
Asahi Glass Co., Ltd.	162,000	1,100,634	(a)
Compagnie de Saint-Gobain	35,320	1,644,724	(a)

Total Building Products		2,745,358

Commercial Services & Supplies - 0.6%
Intrum Justitia AB	23,484	792,222	(a)
Toppan Printing Co., Ltd.	124,000	1,181,750	(a)

Total Commercial Services & Supplies		1,973,972

Construction & Engineering - 2.6%
ACS Actividades de Construccion y Servicios SA	39,699	1,251,512	(a)
Bouygues SA	34,103	1,220,576	(a)
Eiffage SA	14,357	1,000,994	(a)
Hochtief AG	6,297	880,510	(a)
Obayashi Corp.	215,000	2,048,905	(a)
Skanska AB, Class B Shares	52,965	1,248,312	(a)
Taisei Corp.	171,000	1,195,241	(a)

Total Construction & Engineering		8,846,050

Electrical Equipment - 0.9%
Gamesa Corp. Tecnologica SA	39,449	799,838	(a)
Osram Licht AG	13,273	696,831	(a)
Vestas Wind Systems A/S	25,200	1,637,777	(a)

Total Electrical Equipment		3,134,446

Industrial Conglomerates - 1.7%
Koninklijke Philips NV	58,019	1,768,478	(a)
Siemens AG, Registered Shares	34,029	4,182,909	(a)

Total Industrial Conglomerates		5,951,387

Machinery - 1.4%
Amada Holdings Co., Ltd.	117,000	1,302,880	(a)
Georg Fischer AG, Registered Shares	1,425	1,166,824	(a)
Komatsu Ltd.	47,800	1,078,902	(a)
NSK Ltd.	119,166	1,374,445	(a)

Total Machinery		4,923,051

Professional Services - 0.8%
Experian PLC	79,685	1,542,398	(a)
Wolters Kluwer NV	33,301	1,204,288	(a)

Total Professional Services		2,746,686

See Notes to Schedule of Investments.

QS INTERNATIONAL EQUITY FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2016

SECURITY	SHARES	VALUE
Road & Rail - 1.0%
Central Japan Railway Co.	14,500	$2,381,543	(a)
Nippon Express Co., Ltd.	218,000	1,170,964	(a)

Total Road & Rail		3,552,507

Trading Companies & Distributors - 2.1%
ITOCHU Corp.	99,200	1,314,860	(a)
Mitsubishi Corp.	103,300	2,195,045	(a)
Mitsui & Co., Ltd.	101,800	1,396,211	(a)
Sojitz Corp.	446,500	1,082,308	(a)
Wolseley PLC	20,323	1,241,617	(a)

Total Trading Companies & Distributors		7,230,041

Transportation Infrastructure - 0.8%
Aena SA	9,423	1,285,603	(a)
Flughafen Zuerich AG, Registered Shares	7,054	1,308,774	(a)

Total Transportation Infrastructure		2,594,377

TOTAL INDUSTRIALS		46,573,256

INFORMATION TECHNOLOGY - 4.1%
Internet Software & Services - 0.3%
Auto Trader Group PLC	197,255	993,201	(a)

IT Services - 0.4%
Atos SE	13,326	1,405,793	(a)

Semiconductors & Semiconductor Equipment - 0.7%
Tokyo Electron Ltd.	24,500	2,309,826	(a)

Software - 1.4%
Check Point Software Technologies Ltd.	15,421	1,302,458	*
Constellation Software Inc.	4,005	1,819,931
SAP SE	11,826	1,033,535	(a)
Square Enix Holdings Co., Ltd.	27,500	704,807	(a)

Total Software		4,860,731

Technology Hardware, Storage & Peripherals - 1.3%
Foxconn Technology Co., Ltd.	298,960	784,154	(a)
FUJIFILM Holdings Corp.	36,700	1,390,552	(a)
Logitech International SA, Registered Shares	55,755	1,390,934	(a)
Quanta Computer Inc.	436,000	811,245	(a)

Total Technology Hardware, Storage & Peripherals		4,376,885

TOTAL INFORMATION TECHNOLOGY		13,946,436

MATERIALS - 6.0%
Chemicals - 1.9%
Arkema SA	14,508	1,417,340	(a)
BASF SE	10,925	1,018,876	(a)
Covestro AG	32,208	2,215,699	(a)
Givaudan SA, Registered Shares	382	699,836	(a)
Sika AG	230	1,104,807	(a)

Total Chemicals		6,456,558

Containers & Packaging - 0.3%
Amcor Ltd.	84,768	913,117	(a)

Metals & Mining - 3.2%
Anglo American PLC	133,439	1,871,578	*(a)
BHP Billiton Ltd.	49,675	886,697	(a)
BHP Billiton PLC	55,567	878,573	(a)
Boliden AB	63,740	1,660,502	(a)
Newcrest Mining Ltd.	60,874	858,299	(a)
Norsk Hydro ASA	201,000	959,497	(a)
Rio Tinto PLC	76,760	2,923,069	(a)
South32 Ltd.	549,438	1,084,252	(a)

Total Metals & Mining		11,122,467

See Notes to Schedule of Investments.

QS INTERNATIONAL EQUITY FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2016

SECURITY	SHARES	VALUE
Paper & Forest Products - 0.6%
UPM-Kymmene OYJ	79,595	$1,950,629	(a)

TOTAL MATERIALS		20,442,771

REAL ESTATE - 4.8%
Equity Real Estate Investment Trusts (REITs) - 1.8%
British Land Co. PLC	134,645	1,043,304	(a)
Fonciere des Regions	12,185	1,062,839	(a)
Mirvac Group	795,574	1,221,149	(a)
Scentre Group	439,342	1,474,636	(a)
Unibail-Rodamco SE	5,675	1,352,799	(a)

Total Equity Real Estate Investment Trusts (REITs)		6,154,727

Real Estate Management & Development - 3.0%
Cheung Kong Property Holdings Ltd.	207,016	1,255,379	(a)
Daito Trust Construction Co., Ltd.	8,000	1,201,528	(a)
Hongkong Land Holdings Ltd.	147,900	933,366	(a)
Kerry Properties Ltd.	332,000	894,574	(a)
LendLease Group	125,157	1,316,462	(a)
Sun Hung Kai Properties Ltd.	80,000	1,001,610	(a)
Swire Properties Ltd.	372,600	1,020,977	(a)
Wharf Holdings Ltd.	162,000	1,064,594	(a)
Wheelock & Co., Ltd.	288,000	1,616,633	(a)

Total Real Estate Management & Development		10,305,123

TOTAL REAL ESTATE		16,459,850

TELECOMMUNICATION SERVICES - 5.9%
Diversified Telecommunication Services - 3.9%
Bezeq Israeli Telecommunication Corp., Ltd.	593,668	1,127,460	(a)
BT Group PLC	237,787	1,076,781	(a)
Deutsche Telekom AG, Registered Shares	165,892	2,849,964	(a)
Elisa OYJ	40,572	1,318,512	(a)
KT Corp., ADR	60,912	858,250
Nippon Telegraph & Telephone Corp.	57,200	2,404,447	(a)
Telecom Italia SpA	1,281,836	1,128,623	*(a)
Telefonica SA	152,112	1,410,537	(a)
Telstra Corp., Ltd.	367,136	1,349,309	(a)

Total Diversified Telecommunication Services		13,523,883

Wireless Telecommunication Services - 2.0%
KDDI Corp.	79,300	2,002,159	(a)
NTT DoCoMo Inc.	90,800	2,064,861	(a)
SoftBank Group Corp.	28,000	1,848,486	(a)
Vodafone Group PLC	367,301	903,368	(a)

Total Wireless Telecommunication Services		6,818,874

TOTAL TELECOMMUNICATION SERVICES		20,342,757

UTILITIES - 3.7%
Electric Utilities - 2.4%
Chubu Electric Power Co. Inc.	84,800	1,182,929	(a)
Endesa SA	55,140	1,167,553	(a)
Enel SpA	492,399	2,166,862	(a)
Energias de Portugal SA	394,707	1,202,011	(a)
SSE PLC	66,763	1,276,260	(a)
Tohoku Electric Power Co. Inc.	101,700	1,283,250	(a)

Total Electric Utilities		8,278,865

Gas Utilities - 0.3%
Osaka Gas Co., Ltd.	285,000	1,094,694	(a)

See Notes to Schedule of Investments.

QS INTERNATIONAL EQUITY FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2016

SECURITY		SHARES	VALUE
Independent Power and Renewable Electricity Producers - 0.3%
Uniper SE		66,290	$909,604	*(a)

Multi-Utilities - 0.7%
AGL Energy Ltd.		85,642	1,362,591	(a)
National Grid PLC		74,080	866,390	(a)

Total Multi-Utilities			2,228,981

TOTAL UTILITIES			12,512,144

TOTAL COMMON STOCKS (Cost - $313,577,529)			335,182,062

PREFERRED STOCKS - 0.6%
CONSUMER DISCRETIONARY - 0.3%
Auto Components - 0.3%
Schaeffler AG		57,425	847,545	(a)

CONSUMER STAPLES - 0.3%
Household Products - 0.3%
Henkel AG & Co. KGaA		9,677	1,154,045	(a)

TOTAL PREFERRED STOCKS (Cost - $2,310,791)			2,001,590

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $315,888,320)			337,183,652

	RATE
SHORT-TERM INVESTMENTS - 1.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost - $3,983,563)	0.411%	$3,983,563	3,983,563

TOTAL INVESTMENTS - 99.8% (Cost - $319,871,883#)			341,167,215
Other Assets in Excess of Liabilities - 0.2%			689,599

TOTAL NET ASSETS - 100.0%			$341,856,814

*	Non-income producing security.

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (See Note 1).

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ADR	— American Depositary Receipts
CVA	— Certificaaten van aandelen (Share Certificates)
PJSC	— Private Joint Stock Company

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

QS International Equity Fund (the “Fund”) is a separate diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Common Stocks:
Consumer Discretionary	$3,221,550	$36,621,090	—	$39,842,640
Consumer Staples	1,961,931	32,823,044	—	34,784,975
Financials	3,256,015	67,871,601	—	71,127,616
Health Care	1,377,965	36,519,736	—	37,897,701
Information Technology	3,122,389	10,824,047	—	13,946,436
Telecommunication Services	858,250	19,484,507	—	20,342,757
Other Common Stocks	—	117,239,937	—	117,239,937
Preferred Stocks	—	2,001,590	—	2,001,590

Total Long-Term Investments	$13,798,100	$323,385,552	—	$337,183,652

Short-Term Investments†	3,983,563	—	—	3,983,563

Total Investments	$17,781,663	$323,385,552	—	$341,167,215

†	See Schedule of Investments for additional detailed categorizations.

For the period ended December 31, 2016, as a result of the fair value pricing procedures for international equities utilized by the Fund, certain securities have transferred in and out of Level 1 and Level 2 measurements during the period. The Fund’s policy is to recognize transfers between levels as of the end of the reporting period. At December 31, 2016, securities valued at $323,385,552 were classified as Level 2 within the fair value hierarchy because fair value procedures were applied when the change in value of a domestic equity security index suggested that the closing prices on foreign exchanges may no longer have represented the value of those securities at the time of closing of the NYSE.

2. Investments

At December 31, 2016, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$37,379,752
Gross unrealized depreciation	(16,084,420)

Net unrealized appreciation	$21,295,332

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Global Asset Management Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	February 23, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	February 23, 2017

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	February 23, 2017